Balance Sheet Components - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components [Abstract]
Depreciation expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0